Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total accumulated other comprehensive income	₩ 63,729	₩ 52,407	₩ (77,776)
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	7,746	4,023	(11,752)
Gain (loss) on derivatives valuation [member]
Total accumulated other comprehensive income	(42,178)	(29,361)	(7,109)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	80,845	73,928	(52,100)
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ 17,316	₩ 3,817	₩ (6,815)